091-08496fn

For Internal Use Only Sec File No. 9-	Submit 1 Original and 9 Copies	OMB APPROVAL OMB Number: 3235-0504 Expires: August 31, 2010 Estimated average burden hours per response...... 3.60

RECEIVED
2010 JUN -1 PM
SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10047122

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: May 28, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN - 1 2010

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON MAY 27, 2010

(6) Ticker Symbol	**(2) Type of Issuer of NDSP**	**(3) Class of NDSP**	**(4) Name of Underlying Instrument**	**(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades**	**(5) Broad or Narrow**
BABS	Trust	Investment company units	SPDR Nuveen Barclays Capital Build America Bond ETF	Over-the-counter municipal bond market	Broad
EIDO	Trust	Investment company units	iShares MSCI Indonesia Investable Market Index Fund	Various world markets	Broad
EIRL	Trust	Investment company units	iShares MSCI Ireland Capped Investable Market Index Fund	Various world markets	Broad
EUSA	Trust	Investment company units	iShares MSCI USA Index Fund	Various US markets	Broad
FKL	Trust	Investment company units	FaithShares Lutheran Values Fund	Various US markets	Broad
FZB	Trust	Investment company units	FaithShares Baptist Values Fund	Various US markets	Broad
IBND	Trust	Investment company units	SPDR Barclays Capital International Corporate Bond ETF	Various world markets	Broad
JCO	Trust	Investment company units	JETS Contrarian Opportunities Index Fund ETF	Various US markets	Broad
NASI	Trust	Investment company units	ESG Shares KLD North America Sustainability Index ETF	Various US markets	Broad
ONEF	Trust	Investment company units	One Fund ETF	Various US markets	Narrow
SPGH	Corporation	Index-linked exchangeable notes	UBS AG E-TRACS linked to the Performance of the S&P 500 Gold Hedged Index due January 30, 2040	Various US markets	Narrow
TWON	Trust	Investment company units	IQ Taiwan Small Cap ETF	Various world markets	Broad

BATS
Making Markets Better®

RECEIVED
2010 JUN -1 PM 3:11
SEC / TM

May 28, 2010

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding twelve (12) derivative securities products that commenced trading on BATS Exchange on May 27, 2010. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN - 1 2010